UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Alabama — 4.2%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,500	$1,790,205
6.00%, 6/01/39	2,985	3,549,941
Selma IDB, RB, International Paper Co. Project, 5.38%, 12/01/35	350	383,408
		5,723,554
Arizona — 0.4%
Arizona Board of Regents, Refunding RB, University of Arizona, Series A, 5.00%, 6/01/42	500	573,760
California — 20.1%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,321,150
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/42	1,110	1,247,918
Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,381,794
California State Public Works Board, RB, Various Capital Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,319,760
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/39	700	764,561
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,834,464
6.25%, 3/01/34	1,250	1,502,550
County of Sacramento California, ARB, Senior, Series A (AGC), 5.50%, 7/01/41	1,400	1,574,874
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	2,780	3,161,916
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,192,790
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	840	1,006,202
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,198,296
State of California, GO, Various Purpose (AGC), 5.50%, 11/01/39	3,450	3,962,773
State of California, GO, Refunding, Tax- Exempt, Various Purpose, 5.00%, 9/01/41	2,260	2,495,673

	Par (000)	Value
Municipal Bonds
California (concluded)
University of California, Refunding RB, 5.00%, 5/15/37	$1,000	$1,165,730
		27,130,451
Colorado — 3.6%
City & County of Denver Colorado, Refunding ARB, Airport Revenue, Series B, 5.00%, 11/15/37	600	681,612
Colorado Health Facilities Authority, RB, Hospital NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,550,406
University of Colorado, Refunding RB, Enterprise System, Series A-2:
5.00%, 6/01/32	1,185	1,423,742
5.00%, 6/01/33	1,030	1,229,799
		4,885,559
Florida — 3.1%
City of Jacksonville Florida Sales Tax, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	755	873,150
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,105,280
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/31 (a)	530	597,061
Florida Housing Finance Corp., HRB, Brittany Rosemont Apartments, Series C-1, AMT (AMBAC), 6.75%, 8/01/14	225	225,533
Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	850	918,765
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	360	391,608
		4,111,397
Georgia — 2.4%
City of Atlanta Georgia, Refunding ARB, Series C, AMT:
5.00%, 1/01/37	2,000	2,198,840
5.00%, 1/01/42	1,000	1,098,600
		3,297,440
Illinois — 15.0%
Chicago Illinois Board of Education, GO, Series A:
5.50%, 12/01/39	1,500	1,755,855
5.00%, 12/01/42	1,890	2,053,674
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,646,680
Sales Tax Receipts Revenue, 5.25%, 12/01/36	425	487,777

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Illinois (concluded)
Chicago Transit Authority, RB (concluded):
Sales Tax Receipts Revenue, 5.25%, 12/01/40	$2,355	$2,698,901
City of Chicago Illinois, ARB, O’Hare International Airport, General, Third Lien:
Series A, 5.75%, 1/01/39	770	908,885
Series C, 6.50%, 1/01/41	3,680	4,567,432
City of Chicago Illinois, Refunding RB, O’Hare International Airport, General, Third Lien, Series C (AGC), 5.25%, 1/01/38	525	607,635
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	385	443,023
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	180	207,128
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,866,389
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 12/15/28	1,360	1,597,007
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,097,807
6.00%, 6/01/28	270	320,544
		20,258,737
Indiana — 4.0%
Indiana Finance Authority Waste Water Utility, RB, CWA Authority Project, First Lien, Series A, 5.00%, 10/01/41	1,500	1,686,915
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	3,310	3,760,590
		5,447,505
Kansas — 2.6%
Kansas Development Finance Authority, Refunding RB, Adventist Health System, Sunbelt Obligation Group, Series A, 5.00%, 11/15/32	3,000	3,472,920
Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	447,904
Series A-2, 6.00%, 1/01/23	160	191,105
		639,009
Michigan — 4.9%
City of Detroit Michigan, RB, Second Lien, Series B (AGM), 6.25%, 7/01/36	1,800	2,102,436

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
City of Detroit Michigan, Refunding RB (AGM):
Senior Lien, Series C-1, 7.00%, 7/01/27	$1,650	$2,020,326
Sewage Disposal System, Senior Lien, Series B, 7.50%, 7/01/33	660	827,772
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,265	1,631,218
		6,581,752
Minnesota — 2.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,705,180
Mississippi — 1.7%
Mississippi Development Bank, Refunding RB, Jackson Mississippi Water & Sewer System, Series A, 5.00%, 9/01/30	1,965	2,291,976
Nevada — 4.1%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,834,185
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,676,388
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	1,000	1,052,460
		5,563,033
New Jersey — 3.1%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,400	1,562,484
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	1,195	1,397,684
Series B, 5.25%, 6/15/36	1,000	1,155,810
		4,115,978
New York — 6.9%
Metropolitan Transportation Authority, Refunding RB, Transportation Revenue, Series C, 5.00%, 11/15/28	1,200	1,415,820
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	1,545	1,851,435
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,394,920

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (concluded)
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	$2,150	$ 2,481,874
5.00%, 3/15/42	1,000	1,148,220
		9,292,269
North Carolina — 1.2%
North Carolina Medical Care Commission, RB, Duke University Health System, Health Care Facilities, Series A, 5.00%, 6/01/32	1,360	1,586,290
Pennsylvania — 3.4%
Pennsylvania Higher Educational Facilities Authority, RB, Temple University, 5.00%, 4/01/42	2,000	2,257,680
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/41	2,000	2,281,140
		4,538,820
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,425	1,647,072
South Carolina — 0.8%
City of North Charleston South Carolina, RB, 5.00%, 6/01/35	905	1,026,514
Texas — 19.0%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,250	2,577,870
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,325,347
6.00%, 11/15/36	2,055	2,545,097
5.38%, 11/15/38	1,000	1,157,400
Frisco ISD Texas, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,507,999
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	500	627,465
Katy ISD Texas, GO, Refunding, Unlimited Tax School Building, Series A (PSF-GTD), 5.00%, 2/15/42	755	883,939
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A (PSF-GTD), 5.00%, 2/15/45	1,000	1,162,810
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	2,750	3,275,195
North Texas Tollway Authority, Refunding RB:
First Tier (AGM), 6.00%, 1/01/43	1,000	1,200,580
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,600,816

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	$1,100	$ 1,293,556
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,000	1,006,530
Texas Tech University, Refunding RB, Improvement Bonds, 14th Series A, 5.00%, 8/15/29	1,105	1,317,878
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	1,835	2,168,144
		25,650,626
Virginia — 6.0%
Fairfax County IDA, RB, Inova Health System Project, Series A, 5.00%, 5/15/40	700	786,940
Norfolk EDA, Refunding RB, Sentara Healthcare, Series B, 5.00%, 11/01/36	4,000	4,575,200
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,241,730
Virginia Resources Authority, RB, 5.00%, 11/01/42	1,245	1,454,061
		8,057,931
Washington — 1.5%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,169,680
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	725	853,840
		2,023,520
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/41	1,250	1,395,225
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc. Obligated Group, Series A, 5.00%, 4/01/42	320	357,075
		1,752,300
Total Municipal Bonds – 113.7%		153,373,593

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,590,855

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35 (c)	$750	$915,085
Florida — 2.9%
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	660	744,612
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,728,027
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	465	494,300
		3,966,939
Illinois — 3.3%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,311,103
City of Chicago Illinois, Refunding RB, 5.00%, 11/01/42	960	1,090,573
		4,401,676
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,163,294
Massachusetts — 1.7%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,040	2,370,480
Nevada — 7.3%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,467,657
Series B, 5.50%, 7/01/29	1,994	2,460,322
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,925,046
		9,853,025
New Jersey — 2.2%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,177,010
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,783,753
		2,960,763
New York — 21.3%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,180,576
New York City Municipal Water Finance Authority, Refunding RB:
5.00%, 6/15/45	2,999	3,429,636

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
New York (concluded)
New York City Municipal Water Finance Authority, Refunding RB (concluded):
Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	$2,999	$3,523,180
Series FF-2, 5.50%, 6/15/40	1,095	1,311,879
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,128,675
Sub-Series E-1, 5.00%, 2/01/42	1,160	1,336,747
New York Liberty Development Corp., RB, 1 World Trade Center Project, 5.25%, 12/15/43	3,000	3,449,743
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,770	2,086,812
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,922,977
New York State Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	4,500	5,147,460
New York State Thruway Authority, Refunding RB, Series G (AGM), 5.00%, 1/01/32	2,000	2,206,620
		28,724,305
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,200	1,317,204
Texas — 4.2%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31 (c)	2,609	3,137,523
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	2,220	2,547,849
		5,685,372
Utah — 0.8%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,005	1,101,430
Washington — 1.6%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	1,875	2,190,569
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 49.1%		66,240,997
Total Long-Term Investments (Cost – $198,823,201) – 162.8%		219,614,590

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2012	4

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

	Shares	Value
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.04% (d)(e)	4,210,779	$4,210,779
Total Short-Term Securities (Cost – $4,210,779) – 3.1%		4,210,779
Total Investments (Cost—$203,033,980*) – 165.9%		223,825,369
Other Assets Less Liabilities – 1.2%		1,646,464
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (25.2)%		(34,024,745)
VMTP Shares, at Liquidation Value – (41.9)%		(56,500,000)
Net Assets Applicable to Common Shares – 100.0%		$134,947,088

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$169,220,560
Gross unrealized appreciation	$20,811,398
Gross unrealized depreciation	(212,481)
Net unrealized appreciation	$20,598,917

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$597,061	$2,009
(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $2,114,529.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
FFI Institutional Tax-Exempt Fund	–	4,210,779	4,210,779	$134

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
Fannie Mae	Federal National Mortgage-Association
GARB	General Airport Revenue Bonds
Ginnie Mae	Government National Mortgage-Association
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]…	—	$219,614,590	—	$219,614,590
Short-Term Securities……..	$4,210,779	—	—	4,210,779
Total	$4,210,779	$219,614,590	—	$223,825,369
[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates…..	—	$(34,005,892)	—	$(34,005,892)
VMTP Shares…………	—	(56,500,000)	—	(56,500,000)
Total	—	$(90,505,892)	—	$(90,505,892)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	OCTOBER 31, 2012	6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 21, 2012